Loans and Allowance for Credit Losses (Loans Acquired with Deteriorated Credit Quality) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Loans acquired during the fiscal year:
Contractually required payments receivable at acquisition	¥ 537	¥ 2,624
Cash flows expected to be collected at acquisition	197	398
Fair value of loans at acquisition	197	398
Accretable yield for loans within the scope of the guidance on loans and debt securities acquired with deteriorated credit quality:
Balance at beginning of fiscal year	40,917	53,018
Additions
Accretion	(14,067)	(17,025)
Disposals	(11)	(69)
Reclassifications from nonaccretable difference	3,267	6,462
Foreign currency translation adjustments	(434)	(1,469)
Balance at end of fiscal year	29,672	40,917
Loans within the scope of the guidance on loans and debt securities acquired with deteriorated credit quality:
Outstanding balance at beginning of fiscal year	223,695	301,447
Outstanding balance at end of fiscal year	180,011	223,695
Carrying amount at beginning of fiscal year	91,176	124,806
Carrying amount at end of fiscal year	67,778	91,176
Nonaccruing loans within the scope of the guidance on loans and debt securities acquired with deteriorated credit quality:
Carrying amount at acquisition date during fiscal year	197	398
Carrying amount at end of fiscal year	6,659	9,720
Allowance for credit losses within the scope of the guidance on loans and debt securities acquired with deteriorated credit quality:
Balance of allowance for credit losses at beginning of fiscal year	14,523	15,731
Additional provisions during fiscal year	2,285	3,020
Reductions of allowance during fiscal year	732	1,250
Balance of allowance for credit losses at end of fiscal year	¥ 13,697	¥ 14,523